GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 are as follows:

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2016 (*)	1,539	1,817	3,356
Changes during 2016:
Translation differences	23	27	50
Balance as of December 31, 2016	1,562	1,844	3,406
Changes during 2017:
Translation differences	170	201	371
Balance as of December 31, 2017	1,732	2,045	3,777

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2017, 2016 and 2015 was US$ 7,098,000.